Related Parties (Details) - Schedule of balances with related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of balances with related parties [Abstract]
Other current assets				$ 24,123
Other accounts liabilities	[1]	$ 615,626	$ 467,285	$ 77,310

[1]	On October 24, 2018, the Company signed three employment agreement with each of its CEO and Co-Founder, CFO and Co-Founder and its BD and Co-Founder, according to which each of the above is entitled to a salary of NIS 25,000 per month and related social benefits. Commencing 2020 the related parties did not withdraw the full amounts entitled to under the above agreements.